Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies [Abstract]
Operating Leases of Lessee Disclosure

(In thousands)	2015	2016	2017	2018	Thereafter	Total
Operating lease rental payments	$662	$638	$602	$438	$-	$2,340